Life Insurance Operations	9 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Life Insurance Operations
17.	Life Insurance Operations
Life insurance premiums and related investment income for the nine and three months ended December 31, 2018 and 2019 consist of the following:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Life insurance premiums	¥233,134	¥254,683
Life insurance related investment income (loss) *	(5,114)	35,973

	¥228,020	¥290,656

*    Life insurance related investment income for the nine months ended December 31, 2018 and 2019 include a net unrealized holding loss of ¥23,189 million and a net unrealized holding gain of ¥24,609 million on equity securities held as of December 31, 2018 and 2019, respectively.

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Life insurance premiums	¥79,623	¥87,421
Life insurance related investment income (loss) *	(32,207)	20,767

	¥47,416	¥108,188

*    Life insurance related investment income for the three months ended December 31, 2018 and 2019 include a net unrealized holding loss of ¥43,010 million and a net unrealized holding gain of ¥18,043 million on equity securities held as of December 31, 2018 and 2019, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2018 and 2019, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Reinsurance benefits	¥1,891	¥1,949
Reinsurance premiums	(4,142)	(3,933)

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Reinsurance benefits	¥698	¥774
Reinsurance premiums	(1,293)	(1,282)
The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for the nine months ended December 31, 2018 and 2019 was ¥13,238 million and ¥13,839 million, respectively. In addition, amortization charged to income for the three months ended December 31, 2018 and 2019 was ¥4,580 million and ¥4,707 million, respectively.
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures, foreign exchange contracts and options held, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts elected for the fair value option and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2018 and 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Life insurance premiums and related investment income:
Net realized and unrealized gains or losses from investment assets	¥(21,790)	¥25,962
Net gains or losses from derivative contracts:	2,496	(3,477)
Futures	2,730	(3,292)
Foreign exchange contracts	(316)	(5)
Options held	82	(180)

Life insurance costs:
Changes in the fair value of the policy liabilities and policy account balances	¥(81,515)	¥(26,992)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	62,522	39,418
Changes in the fair value of the reinsurance contracts	(2,794)	3,230

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Life insurance premiums and related investment income:
Net realized and unrealized gains or losses from investment assets	¥(43,844)	¥18,661
Net gains or losses from derivative contracts:	5,956	(2,653)
Futures	5,051	(2,284)
Foreign exchange contracts	219	(284)
Options held	686	(85)

Life insurance costs:
Changes in the fair value of the policy liabilities and policy account balances	¥(43,098)	¥(3,917)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	14,851	14,304
Changes in the fair value of the reinsurance contracts	(6,681)	2,163